Basis of Preparation and Significant Accounting Policies (Details) - Schedule of consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reported [Member]
Current assets
Trade accounts receivables, net	S/ 590,280	S/ 687,514
Work in progress, net	309,063	186,433
Other accounts receivable		404,743
Other current assets	1,985,521	1,502,478
Total current assets	2,884,864	2,781,168
Non-current assets
Deferred tax asset	275,076	262,165
Other non-current assets	2,740,632	2,983,417
Total non-current assets	3,015,708	3,245,582
Total assets	5,900,572	6,026,750
Current liabilities
Trade accounts payable	980,767	1,064,416
Other provisions	154,829
Other current liabilities	1,212,121	1,389,115
Total current liabilities	2,347,717	2,453,531
Non-current liabilities
Deferred tax liability	97,367	102,907
Other non-current liabilities	2,002,222	1,875,016
Total non-current liabilities	2,099,589	1,977,923
Total liabilities	4,447,306	4,431,454
Equity
Equity attributable to controlling interest in the Company	1,199,816	1,267,606
Non-controlling interest	253,450	327,690
Total equity	1,453,266	1,595,296
Total liabilities and equity	5,900,572	6,026,750
Adjustment [Member]
Current assets
Trade accounts receivables, net	244,352	61,059
Work in progress, net	(309,063)	(173,701)
Other accounts receivable		4,563
Total current assets	(64,711)	(108,079)
Non-current assets
Deferred tax asset	1,270	6,909
Total non-current assets	1,270	6,909
Total assets	(63,441)	(101,170)
Current liabilities
Trade accounts payable	(67,941)	(95,697)
Other provisions	716
Total current liabilities	(67,225)	(95,697)
Non-current liabilities
Deferred tax liability	1,040	8,031
Total non-current liabilities	1,040	8,031
Total liabilities	(66,185)	(87,666)
Equity
Equity attributable to controlling interest in the Company	3,229	(15,744)
Non-controlling interest	(485)	2,240
Total equity	2,744	(13,504)
Total liabilities and equity	(63,441)	(101,170)
Revised [Member]
Current assets
Trade accounts receivables, net	834,632	748,573
Work in progress, net		12,732
Other accounts receivable		409,306
Other current assets	1,985,521	1,502,478
Total current assets	2,820,153	2,673,089
Non-current assets
Deferred tax asset	276,346	269,074
Other non-current assets	2,740,632	2,983,417
Total non-current assets	3,016,978	3,252,491
Total assets	5,837,131	5,925,580
Current liabilities
Trade accounts payable	912,826	968,719
Other provisions	155,545
Other current liabilities	1,212,121	1,389,115
Total current liabilities	2,280,492	2,357,834
Non-current liabilities
Deferred tax liability	98,407	110,938
Other non-current liabilities	2,002,222	1,875,016
Total non-current liabilities	2,100,629	1,985,954
Total liabilities	4,381,121	4,343,788
Equity
Equity attributable to controlling interest in the Company	1,203,045	1,251,862
Non-controlling interest	252,965	329,930
Total equity	1,456,010	1,581,792
Total liabilities and equity	S/ 5,837,131	S/ 5,925,580